SUBSEQUENT EVENTS - Compensation Paid to the Company's Senior Management (Details) - Subsequent events - Bonus	Feb. 10, 2026 USD ($) employee
SUBSEQUENT EVENT
Authorizing payment of bonuses	$ 140,000
Payment to senior management	$ 15,000
Number of senior managers | employee	8
Additional payment to senior management	$ 10,000
Additional number of senior managers | employee	2